TAXES ON INCOME (Schedule of Pre-tax Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic	$ 378	$ (4,988)	$ (64,360)
Foreign	4,561	884	2,640
Pre-tax income (loss)	$ 4,938	$ (4,104)	$ (61,720)